Income Tax (Details) - Schedule of net deferred tax assets - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax asset
Organizational costs/Startup expenses	$ 166,813	$ 12,389
Total deferred tax asset	166,813	12,389
Valuation allowance	(166,813)	(12,389)
Deferred tax asset, net of allowance